Distribution Date:	03/17/22	CSAIL 2018-C14 Commercial Mortgage Trust
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12596GAW9	3.275200%	14,923,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12596GAX7	4.261100%	95,533,000.00	31,992,411.42	514,803.03	113,602.39	0.00	0.00	628,405.42	31,477,608.39	33.43%	30.00%
A-3	12596GAY5	4.151100%	175,000,000.00	175,000,000.00	0.00	605,368.75	0.00	0.00	605,368.75	175,000,000.00	33.43%	30.00%
A-4	12596GAZ2	4.421600%	230,612,000.00	230,612,000.00	0.00	849,728.35	0.00	0.00	849,728.35	230,612,000.00	33.43%	30.00%
A-SB	12596GBA6	4.359300%	23,092,000.00	23,092,000.00	0.00	83,887.46	0.00	0.00	83,887.46	23,092,000.00	33.43%	30.00%
A-S	12596GBD0	4.722400%	69,320,000.00	69,320,000.00	0.00	272,797.31	0.00	0.00	272,797.31	69,320,000.00	23.40%	21.00%
B	12596GBE8	4.923901%	35,623,000.00	35,623,000.00	0.00	146,170.12	0.00	0.00	146,170.12	35,623,000.00	18.25%	16.38%
C	12596GBF5	4.923901%	34,661,000.00	34,661,000.00	0.00	142,222.79	0.00	0.00	142,222.79	34,661,000.00	13.23%	11.88%
D	12596GAG4	4.923901%	21,181,000.00	21,181,000.00	0.00	86,910.96	0.00	0.00	86,910.96	21,181,000.00	10.17%	9.13%
E	12596GAJ8	4.923901%	16,367,000.00	16,367,000.00	0.00	67,157.91	0.00	0.00	67,157.91	16,367,000.00	7.80%	7.00%
F	12596GAL3	3.954000%	18,293,000.00	18,293,000.00	0.00	60,275.44	0.00	0.00	60,275.44	18,293,000.00	5.15%	4.63%
G	12596GAN9	3.954000%	7,702,000.00	7,702,000.00	0.00	25,378.09	0.00	0.00	25,378.09	7,702,000.00	4.04%	3.63%
NR*	12596GAQ2	3.954000%	27,921,731.00	27,921,731.00	0.00	78,936.10	0.00	0.00	78,936.10	27,921,731.00	0.00%	0.00%
Z	12596GAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12596GAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.00%
Regular SubTotal			770,228,731.00	691,765,142.42	514,803.03	2,532,435.67	0.00	0.00	3,047,238.70	691,250,339.39

X-A	12596GBB4	0.564676%	608,480,000.00	530,016,411.42	0.00	249,406.21	0.00	0.00	249,406.21	529,501,608.39
X-B	12596GBC2	0.000000%	70,284,000.00	70,284,000.00	0.00	0.00	0.00	0.00	0.00	70,284,000.00
X-F	12596GAA7	0.969901%	18,293,000.00	18,293,000.00	0.00	14,785.34	0.00	0.00	14,785.34	18,293,000.00
X-G	12596GAC3	0.969901%	7,702,000.00	7,702,000.00	0.00	6,225.15	0.00	0.00	6,225.15	7,702,000.00
X-NR	12596GAE9	0.969901%	27,921,731.00	27,921,731.00	0.00	22,567.77	0.00	0.00	22,567.77	27,921,731.00
Notional SubTotal			732,680,731.00	654,217,142.42	0.00	292,984.47	0.00	0.00	292,984.47	653,702,339.39

Deal Distribution Total					514,803.03	2,825,420.14	0.00	0.00	3,340,223.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12596GAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12596GAX7	334.88335361	5.38874556	1.18914291	0.00000000	0.00000000	0.00000000	0.00000000	6.57788848	329.49460804
A-3	12596GAY5	1,000.00000000	0.00000000	3.45925000	0.00000000	0.00000000	0.00000000	0.00000000	3.45925000	1,000.00000000
A-4	12596GAZ2	1,000.00000000	0.00000000	3.68466667	0.00000000	0.00000000	0.00000000	0.00000000	3.68466667	1,000.00000000
A-SB	12596GBA6	1,000.00000000	0.00000000	3.63274987	0.00000000	0.00000000	0.00000000	0.00000000	3.63274987	1,000.00000000
A-S	12596GBD0	1,000.00000000	0.00000000	3.93533338	0.00000000	0.00000000	0.00000000	0.00000000	3.93533338	1,000.00000000
B	12596GBE8	1,000.00000000	0.00000000	4.10325127	0.00000000	0.00000000	0.00000000	0.00000000	4.10325127	1,000.00000000
C	12596GBF5	1,000.00000000	0.00000000	4.10325120	0.00000000	0.00000000	0.00000000	0.00000000	4.10325120	1,000.00000000
D	12596GAG4	1,000.00000000	0.00000000	4.10325103	0.00000000	0.00000000	0.00000000	0.00000000	4.10325103	1,000.00000000
E	12596GAJ8	1,000.00000000	0.00000000	4.10325105	0.00000000	0.00000000	0.00000000	0.00000000	4.10325105	1,000.00000000
F	12596GAL3	1,000.00000000	0.00000000	3.29500027	0.00000000	0.00000000	0.00000000	0.00000000	3.29500027	1,000.00000000
G	12596GAN9	1,000.00000000	0.00000000	3.29500000	0.00000000	0.00000000	0.00000000	0.00000000	3.29500000	1,000.00000000
NR	12596GAQ2	1,000.00000000	0.00000000	2.82704894	0.46795129	9.22107909	0.00000000	0.00000000	2.82704894	1,000.00000000
Z	12596GAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12596GAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12596GBB4	871.04984785	0.00000000	0.40988399	0.00000000	0.00000000	0.00000000	0.00000000	0.40988399	870.20380027
X-B	12596GBC2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-F	12596GAA7	1,000.00000000	0.00000000	0.80825124	0.00000000	0.00000000	0.00000000	0.00000000	0.80825124	1,000.00000000
X-G	12596GAC3	1,000.00000000	0.00000000	0.80825110	0.00000000	0.00000000	0.00000000	0.00000000	0.80825110	1,000.00000000
X-NR	12596GAE9	1,000.00000000	0.00000000	0.80825111	0.00000000	0.00000000	0.00000000	0.00000000	0.80825111	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/22 - 02/28/22	30	0.00	113,602.39	0.00	113,602.39	0.00	0.00	0.00	113,602.39	0.00
A-3	02/01/22 - 02/28/22	30	0.00	605,368.75	0.00	605,368.75	0.00	0.00	0.00	605,368.75	0.00
A-4	02/01/22 - 02/28/22	30	0.00	849,728.35	0.00	849,728.35	0.00	0.00	0.00	849,728.35	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	83,887.46	0.00	83,887.46	0.00	0.00	0.00	83,887.46	0.00
X-A	02/01/22 - 02/28/22	30	0.00	249,406.21	0.00	249,406.21	0.00	0.00	0.00	249,406.21	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	02/01/22 - 02/28/22	30	0.00	272,797.31	0.00	272,797.31	0.00	0.00	0.00	272,797.31	0.00
B	02/01/22 - 02/28/22	30	0.00	146,170.12	0.00	146,170.12	0.00	0.00	0.00	146,170.12	0.00
C	02/01/22 - 02/28/22	30	0.00	142,222.79	0.00	142,222.79	0.00	0.00	0.00	142,222.79	0.00
X-F	02/01/22 - 02/28/22	30	0.00	14,785.34	0.00	14,785.34	0.00	0.00	0.00	14,785.34	0.00
X-G	02/01/22 - 02/28/22	30	0.00	6,225.15	0.00	6,225.15	0.00	0.00	0.00	6,225.15	0.00
X-NR	02/01/22 - 02/28/22	30	0.00	22,567.77	0.00	22,567.77	0.00	0.00	0.00	22,567.77	0.00
D	02/01/22 - 02/28/22	30	0.00	86,910.96	0.00	86,910.96	0.00	0.00	0.00	86,910.96	0.00
E	02/01/22 - 02/28/22	30	0.00	67,157.91	0.00	67,157.91	0.00	0.00	0.00	67,157.91	0.00
F	02/01/22 - 02/28/22	30	0.00	60,275.44	0.00	60,275.44	0.00	0.00	0.00	60,275.44	0.00
G	02/01/22 - 02/28/22	30	0.00	25,378.09	0.00	25,378.09	0.00	0.00	0.00	25,378.09	0.00
NR	02/01/22 - 02/28/22	30	243,599.82	92,002.10	0.00	92,002.10	13,066.01	0.00	0.00	78,936.10	257,468.49
Totals			243,599.82	2,838,486.14	0.00	2,838,486.14	13,066.01	0.00	0.00	2,825,420.14	257,468.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,340,223.17
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,659,147.70	Master Servicing Fee	3,592.61
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,606.16
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	269.02
ARD Interest	0.00	Operating Advisor Fee	1,102.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.31
Extension Interest	0.00
Interest Reserve Withdrawal	189,387.56
Total Interest Collected	2,848,535.26	Total Fees	10,049.09

Principal		Expenses/Reimbursements
Scheduled Principal	514,803.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,361.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	704.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	514,803.03	Total Expenses/Reimbursements	13,066.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,825,420.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	514,803.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,340,223.17
Total Funds Collected	3,363,338.29	Total Funds Distributed	3,363,338.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	691,765,143.20	691,765,143.20	Beginning Certificate Balance	691,765,142.42
(-) Scheduled Principal Collections	514,803.03	514,803.03	(-) Principal Distributions	514,803.03
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	691,250,340.17	691,250,340.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	691,897,453.07	691,897,453.07	Ending Certificate Balance	691,250,339.39
Ending Actual Collateral Balance	691,391,644.26	691,391,644.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,269,502.35	0.76%	62	5.4300	NAP	Defeased	1	5,269,502.35	0.76%	62	5.4300	NAP
$9,999,999.99 and less		19	120,831,169.31	17.48%	65	5.1389	1.995802	1.24 or less	10	203,182,002.40	29.39%	78	4.9245	0.534639
$10,000,000 to $19,999,999		16	216,765,094.19	31.36%	79	5.1023	1.781293	1.25 to 1.49	6	57,802,330.89	8.36%	71	5.2822	1.365524
$20,000,000 to $29,999,999		4	94,563,438.06	13.68%	78	4.7554	1.195509	1.5 to 1.749	9	135,336,161.22	19.58%	74	5.0408	1.636146
	$30,000,000 to							1.75 to 1.99	6	75,799,145.37	10.97%	78	5.1413	1.886206
		7	253,821,136.26	36.72%	78	4.7710	1.928046
	$49,999,999.99							2.0 to 2.49	5	80,347,243.03	11.62%	78	4.8548	2.214965
	$50,000,000 or more	0	0.00	0.00%	0	0.0000	0.000000	2.5 or more	10	133,513,954.91	19.31%	73	4.6417	3.743272
	Totals	47	691,250,340.17	100.00%	76	4.9421	1.790243	Totals	47	691,250,340.17	100.00%	76	4.9421	1.790243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	5,269,502.35	0.76%	62	5.4300	NAP
							Defeased	2	5,269,502.35	0.76%	62	5.4300	NAP
Alabama	1	25,000,000.00	3.62%	79	4.7450	0.890300
							Lodging	15	149,661,919.29	21.65%	78	5.2293	0.885779
California	2	20,177,694.73	2.92%	79	5.3032	1.273276
							Mixed Use	4	92,439,568.17	13.37%	78	5.0770	1.598743
Colorado	1	11,910,550.72	1.72%	79	5.4200	0.882300
							Multi-Family	6	117,862,495.77	17.05%	78	4.8012	1.277897
Florida	8	82,496,865.86	11.93%	78	5.1521	1.647477
							Office	8	121,700,000.00	17.61%	79	4.7649	3.161418
Georgia	1	7,697,243.03	1.11%	78	5.2500	2.282900
							Other	2	35,000,000.00	5.06%	58	3.8993	3.418277
Illinois	1	59,500,000.00	8.61%	78	4.7500	2.200200
							Retail	17	150,327,121.53	21.75%	72	5.0515	1.769213
Iowa	1	854,000.00	0.12%	80	5.9200	1.570600
							Self Storage	2	18,989,733.02	2.75%	79	4.9515	2.539067
Louisiana	1	2,100,000.00	0.30%	79	5.4400	1.868400
							Totals	56	691,250,340.17	100.00%	76	4.9421	1.790243
Michigan	2	6,564,158.41	0.95%	79	6.0150	2.629100

Minnesota	5	58,563,438.06	8.47%	78	4.7847	4.258969

New Jersey	3	36,905,053.16	5.34%	74	4.7602	1.750322

New Mexico	2	18,566,341.04	2.69%	78	5.1500	1.934400

New York	5	95,225,000.00	13.78%	71	4.4773	0.681448

North Carolina	2	10,883,002.23	1.57%	42	5.5304	1.535388

Ohio	2	39,850,000.00	5.76%	78	5.0378	1.637923

Pennsylvania	3	19,747,470.00	2.86%	77	5.4023	1.662986

South Carolina	3	6,853,194.36	0.99%	15	5.7100	1.608500

Tennessee	1	30,000,000.00	4.34%	79	5.0350	0.245200

Texas	2	27,389,296.67	3.96%	80	4.9808	2.219865

Utah	4	14,256,446.45	2.06%	80	6.0330	1.844000

Virginia	2	22,900,000.00	3.31%	79	4.6477	2.915118

Washington	2	88,541,083.06	12.81%	78	4.8437	2.058803

Totals	56	691,250,340.17	100.00%	76	4.9421	1.790243

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,269,502.35	0.76%	62	5.4300	NAP	Defeased	1	5,269,502.35	0.76%	62	5.4300	NAP
	4.4999% or less	4	77,000,000.00	11.14%	68	4.0798	1.935489	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5% to 4.749%	6	130,492,972.98	18.88%	77	4.7134	2.886330	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75% to 4.99%	7	131,181,923.17	18.98%	78	4.8363	2.033767	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0% to 5.249%	14	240,872,318.18	34.85%	78	5.1018	1.147291	37 months to 48 months	46	685,980,837.82	99.24%	76	4.9383	1.792627
	5.25% or more	15	106,433,623.49	15.40%	71	5.5910	1.511598	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	691,250,340.17	100.00%	76	4.9421	1.790243	Totals	47	691,250,340.17	100.00%	76	4.9421	1.790243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,269,502.35	0.76%	62	5.4300	NAP	Defeased	1	5,269,502.35	0.76%	62	5.4300	NAP
	83 months or less	46	685,980,837.82	99.24%	76	4.9383	1.792627	Interest Only	20	357,935,131.92	51.78%	78	4.7750	1.868863
	84 to 119 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	7	50,212,023.29	7.26%	53	5.4508	2.014042
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 to 359 months	19	277,833,682.61	40.19%	77	5.0562	1.654395
	Totals	47	691,250,340.17	100.00%	76	4.9421	1.790243	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	691,250,340.17	100.00%	76	4.9421	1.790243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,269,502.35	0.76%	62	5.4300	NAP				None
Underwriter's Information		4	63,409,951.18	9.17%	74	4.8864	1.541248
	12 months or less	41	617,920,886.64	89.39%	76	4.9404	1.819134
	13 months to 24 months	1	4,650,000.00	0.67%	79	5.3700	1.698100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	691,250,340.17	100.00%	76	4.9421	1.790243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	320891002	MU	Seattle	WA	Actual/360	5.060%	121,322.80	46,230.51	0.00	N/A	09/06/28	--	30,827,362.43	30,781,131.92	03/06/22
2A	320891102				Actual/360	5.060%	133,063.71	50,704.43	0.00	N/A	09/06/28	--	33,810,655.61	33,759,951.18	03/06/22
3	320891003	OF	Rolling Meadows	IL	Actual/360	4.750%	164,402.78	0.00	0.00	N/A	09/06/28	--	44,500,000.00	44,500,000.00	03/06/22
3A	320891103				Actual/360	4.750%	55,416.67	0.00	0.00	N/A	09/06/28	--	15,000,000.00	15,000,000.00	03/06/22
4	333100157	MF	New York	NY	Actual/360	4.230%	138,187.54	0.00	0.00	N/A	08/05/28	--	42,000,000.00	42,000,000.00	03/05/22
5	333100172	OF	St Paul	MN	Actual/360	4.722%	139,570.20	0.00	0.00	N/A	10/05/28	--	38,000,000.00	38,000,000.00	03/05/22
6	333100132	RT	Edison	NJ	Actual/360	4.740%	128,436.07	57,941.64	0.00	N/A	05/05/28	--	34,837,994.80	34,780,053.16	03/05/22
7	301741334	LO	Nashville	TN	Actual/360	5.035%	117,483.33	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	03/06/22
8	28002130	MF	Euclid	OH	Actual/360	5.130%	73,216.50	0.00	0.00	N/A	09/06/28	--	18,350,000.00	18,350,000.00	03/06/22
8A	28202130				Actual/360	5.130%	43,890.00	0.00	0.00	N/A	09/06/28	--	11,000,000.00	11,000,000.00	03/06/22
9	28302149	LO	New York	NY	Actual/360	5.120%	99,565.28	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	02/06/22
10	301741332	LO	Huntsville	AL	Actual/360	4.745%	92,263.89	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	03/06/22
11	320891011	98	Seattle	WA	Actual/360	4.262%	79,557.33	0.00	0.00	N/A	09/06/28	--	24,000,000.00	24,000,000.00	03/06/22
12	301741320	RT	Crystal	MN	Actual/360	4.900%	78,489.86	31,569.59	0.00	N/A	08/06/28	--	20,595,007.65	20,563,438.06	03/06/22
13	307331084	LO	Albuquerque	NM	Actual/360	5.150%	74,491.16	30,618.89	0.00	N/A	09/06/28	--	18,596,959.93	18,566,341.04	03/06/22
14	301741353	RT	Harlingen	TX	Actual/360	4.947%	69,046.38	0.00	0.00	N/A	11/06/28	--	17,945,000.00	17,945,000.00	03/06/22
15	301741329	MF	Miami	FL	Actual/360	5.207%	68,645.62	0.00	0.00	N/A	10/06/28	--	16,950,000.00	16,950,000.00	03/06/22
16	333100175	LO	Various	UT	Actual/360	6.033%	67,018.99	26,210.35	0.00	N/A	11/05/28	--	14,282,656.80	14,256,446.45	12/05/21
17	307331085	RT	Various	SC	Actual/360	5.710%	30,536.38	22,648.56	0.00	N/A	06/06/23	--	6,875,842.92	6,853,194.36	03/06/22
18	307331072	RT	Mount Airy	NC	Actual/360	5.650%	27,484.02	21,263.05	0.00	N/A	06/06/23	--	6,254,265.28	6,233,002.23	03/06/22
19	307331082	RT	Palm Desert	CA	Actual/360	5.210%	49,432.11	21,070.61	0.00	N/A	09/06/28	--	12,198,765.34	12,177,694.73	03/06/22
20	28002137	MU	Miramar Beach	FL	Actual/360	4.923%	48,600.79	19,330.36	0.00	N/A	09/06/28	--	12,692,815.47	12,673,485.11	03/06/22
21	307331086	RT	Kissimmee	FL	Actual/360	5.080%	48,610.82	19,375.23	0.00	N/A	09/06/28	--	12,303,077.04	12,283,701.81	03/06/22
22	307331087	SS	Arlington	VA	Actual/360	4.620%	44,916.67	0.00	0.00	N/A	10/06/28	--	12,500,000.00	12,500,000.00	03/06/22
23	333100168	RT	Philadelphia	PA	Actual/360	5.420%	51,726.95	18,620.53	0.00	N/A	09/10/28	--	12,270,494.86	12,251,874.33	03/10/22
24	301741326	LO	Aurora	CO	Actual/360	5.420%	50,294.12	20,053.36	0.00	N/A	10/06/28	--	11,930,604.08	11,910,550.72	03/06/22
25	333100135	98	New York	NY	Actual/360	3.108%	17,767.40	0.00	0.00	N/A	05/05/23	--	7,350,000.00	7,350,000.00	03/05/22
25A	333100136				Actual/360	3.108%	8,823.27	0.00	0.00	N/A	05/05/23	--	3,650,000.00	3,650,000.00	03/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	307331083	MF	Louisville	OH	Actual/360	4.780%	39,036.67	0.00	0.00	N/A	09/06/28	--	10,500,000.00	10,500,000.00	03/06/22
27	320891027	OF	Chantilly	VA	Actual/360	4.681%	37,864.09	0.00	0.00	N/A	09/05/28	--	10,400,000.00	10,400,000.00	03/05/22
28	307331088	MF	Kissimmee	FL	Actual/360	5.360%	40,165.15	16,297.53	0.00	N/A	10/06/28	--	9,634,496.63	9,618,199.10	03/06/22
29	28002159	OF	New York	NY	Actual/360	4.970%	38,655.56	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	02/06/22
30	320891030	LO	Clearwater Beach	FL	Actual/360	5.130%	37,610.02	16,869.45	0.00	N/A	03/06/28	--	9,426,070.28	9,409,200.83	03/06/22
31	301741307	RT	Tarpon Springs	FL	Actual/360	4.658%	35,607.23	15,488.29	0.00	N/A	07/06/28	--	9,828,408.11	9,812,919.82	03/06/22
32	301741330	MF	South Houston	TX	Actual/360	5.045%	37,113.88	14,145.76	0.00	N/A	10/06/28	--	9,458,442.43	9,444,296.67	03/06/22
33	333100167	Various Various		Various	Actual/360	5.091%	37,022.88	0.00	0.00	N/A	09/07/28	--	9,350,000.00	9,350,000.00	03/07/22
34	301741345	MU	San Francisco	CA	Actual/360	5.445%	33,880.00	0.00	0.00	N/A	11/06/28	--	8,000,000.00	8,000,000.00	02/06/22
35	28002142	RT	Lake City	GA	Actual/360	5.250%	31,476.63	11,319.16	0.00	N/A	09/06/28	--	7,708,562.19	7,697,243.03	03/06/22
36	333100174	LO	Canton	MI	Actual/360	6.015%	30,776.64	14,388.66	0.00	N/A	10/05/28	--	6,578,547.07	6,564,158.41	03/05/22
37	307331090	SS	Jacksonville	FL	Actual/360	5.590%	28,262.58	10,731.92	0.00	N/A	10/06/28	--	6,500,464.94	6,489,733.02	03/06/22
38	28002151	LO	Jacksonville	FL	Actual/360	5.736%	23,517.69	11,821.97	0.00	N/A	10/06/28	--	5,271,448.14	5,259,626.17	07/06/21
39	625100283	MF	Various	AZ	Actual/360	5.430%	22,289.22	8,134.64	0.00	N/A	05/05/27	--	5,277,636.99	5,269,502.35	03/05/22
40	307331091	RT	Charlotte	NC	Actual/360	5.370%	19,421.50	0.00	0.00	N/A	10/06/28	--	4,650,000.00	4,650,000.00	03/06/22
41	307331063	LO	Montgomeryville	PA	Actual/360	5.640%	16,255.08	9,968.54	0.00	N/A	05/06/28	--	3,705,564.21	3,695,595.67	03/06/22
42	301741328	OF	Pittsburgh	PA	Actual/360	5.114%	15,114.71	0.00	0.00	N/A	10/06/28	--	3,800,000.00	3,800,000.00	03/06/22
43	307331089	RT	Lafayette	LA	Actual/360	5.440%	8,885.33	0.00	0.00	N/A	10/06/28	--	2,100,000.00	2,100,000.00	03/06/22
44	28002170	RT	Ogden	IA	Actual/360	5.920%	3,932.20	0.00	0.00	11/06/28	08/06/33	--	854,000.00	854,000.00	03/06/22
Totals							2,659,147.70	514,803.03	0.00				691,765,143.20	691,250,340.17
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	7,127,146.45	6,045,984.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,700,913.31	7,882,818.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,484,338.45	687,929.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,226,825.00	7,605,989.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,007,862.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	570,898.34	2,606,409.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,552,016.15	3,424,182.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(5,285,697.00)	(4,920,473.84)	07/01/20	06/30/21	03/11/22	0.00	0.00	99,468.06	99,468.06	2,412.56	0.00
10	896,232.01	1,574,697.74	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,036,532.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,432,369.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,729,041.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,424,772.10	1,914,566.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,626,452.53	1,121,295.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	15,831.02	0.00
16	312,489.00	1,738,992.30	01/01/21	09/30/21	--	0.00	0.00	93,040.49	279,509.24	0.00	0.00
17	1,023,064.02	869,494.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	902,045.59	463,352.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,206,385.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,158,264.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,322,328.96	917,356.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,854,161.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,099,610.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	880,080.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	30,232,800.00	15,368,009.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	960,841.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,325,549.77	988,010.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,019,167.72	994,537.85	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	664,013.80	111,192.13	01/01/21	03/31/21	--	0.00	0.00	38,616.67	38,616.67	0.00	0.00
30	11,323,239.00	15,185,972.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,041,004.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	868,181.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,022,799.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	443,638.00	404,811.31	01/01/21	09/30/21	--	0.00	0.00	33,848.89	33,848.89	0.00	0.00
35	890,187.23	775,612.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,574,105.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	657,712.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	95,528.25	16,762.00	01/01/21	09/30/21	12/13/21	0.00	0.00	35,269.96	282,538.24	55,311.90	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	432,886.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	581,266.31	971,070.54	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	439,358.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	220,435.41	165,326.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	79,882.41	40,487.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	117,160,732.77	66,954,388.04				0.00	0.00	300,244.07	733,981.10	73,555.48	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	1	14,256,446.45	1	5,259,626.17	0	0.00	1	5,259,626.17	0	0.00	0	0.00	0	0.00	4.942080%	4.904408%	76
02/17/22	0	0.00	1	14,282,656.80	1	5,271,448.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942290%	4.907511%	77
01/18/22	1	14,301,588.20	0	0.00	2	30,280,704.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942450%	4.907671%	78
12/17/21	1	14,320,421.76	0	0.00	2	30,289,915.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942609%	4.907829%	79
11/18/21	1	14,341,548.96	0	0.00	2	30,299,921.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.942783%	4.908003%	80
10/18/21	0	0.00	2	19,669,214.21	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	4.942940%	4.908160%	81
09/17/21	1	14,381,104.33	1	5,318,953.28	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.907768%	4.864797%	76
08/17/21	2	19,727,503.22	0	0.00	1	25,000,000.00	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	4.907907%	4.864936%	77
07/16/21	0	0.00	2	19,754,809.27	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908049%	4.865077%	78
06/17/21	2	19,785,231.34	0	0.00	2	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908205%	4.865233%	79
05/17/21	0	0.00	2	19,812,243.78	2	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908346%	4.865372%	80
04/16/21	1	5,365,317.10	1	14,477,066.01	2	55,000,000.00	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	4.908500%	4.865526%	81
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	28302149	02/06/22	0	B	99,468.06	99,468.06	2,412.56	25,000,000.00	05/20/20	2
16	333100175	12/05/21	2	2	93,040.49	279,509.24	0.00	14,320,421.76	07/06/20	2
29	28002159	02/06/22	0	B	38,616.67	38,616.67	0.00	10,000,000.00
34	301741345	02/06/22	0	B	33,848.89	33,848.89	0.00	8,000,000.00	03/02/22	13
38	28002151	07/06/21	7	6	35,269.96	282,538.24	55,311.90	5,336,954.95	12/10/20	7			03/03/22
Totals					300,244.07	733,981.10	57,724.46	62,657,376.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		24,086,197	24,086,197	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		667,164,144	647,648,071	14,256,446		5,259,626

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	691,250,340	671,734,268	0	14,256,446	0	5,259,626
Feb-22	691,765,143	672,211,038	0	14,282,657	5,271,448	0
Jan-22	692,148,301	647,566,008	14,301,588	0	30,280,705	0
Dec-21	692,529,740	647,919,403	14,320,422	0	30,289,916	0
Nov-21	692,952,754	648,311,284	14,341,549	0	30,299,922	0
Oct-21	693,330,588	648,661,374	0	19,669,214	25,000,000	0
Sep-21	763,738,855	719,038,797	14,381,104	5,318,953	25,000,000	0
Aug-21	764,013,931	719,286,428	19,727,503	0	25,000,000	0
Jul-21	764,253,955	719,499,146	0	19,754,809	25,000,000	0
Jun-21	764,519,018	689,733,787	19,785,231	0	55,000,000	0
May-21	764,756,722	689,944,478	0	19,812,244	55,000,000	0
Apr-21	765,019,549	690,177,166	5,365,317	14,477,066	55,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	28302149	25,000,000.00	25,000,000.00	146,900,000.00	08/24/21	(5,075,497.68)	(1.12330)	06/30/21	10/06/28	I/O
16	333100175	14,256,446.45	14,320,421.76	35,240,000.00	05/17/18	1,547,286.30	1.84400	09/30/21	11/05/28	289
34	301741345	8,000,000.00	8,000,000.00	12,500,000.00	10/17/18	384,903.31	1.16090	09/30/21	11/06/28	I/O
38	28002151	5,259,626.17	5,336,954.95	7,200,000.00	11/05/21	8,717.00	0.02740	09/30/21	10/06/28	258
Totals		52,516,072.62	52,657,376.71	201,840,000.00		(3,134,591.07)

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	28302149	LO	NY	05/20/20	2

3/3/2022 - Loan transferred to special servicing for imminent default at the borrower's request. Collateral is a 495 key Holiday in Express in the financial district of New York City. Per the Borrower, the hotel was closed for reservations due to COV

ID-19, but reopened on July 15. The hotel then closed again in early February 2021. The property reopened on April 15, 2021. Loan is currently delinquent for the September 2020 - December 2021 payments. Borrower has signed a pre-

negotiation agreement, and discussions have begun regarding a modification. Borrower has requested a forbearance, but their most recent proposal has been rejected by the lender. The New York foreclosure moratorium has expired. The

Lender is preparing to file for foreclosure and expects to be on file in March 2022.

16	333100175	LO	UT	07/06/20	2
Special Servicer intends to seek the appointment of a receiver and pursue foreclosure.

34	301741345	MU	CA	03/02/22	13
Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

38	28002151	LO	FL	12/10/20	7

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. No acceptable workout proposals received. The Borrower requested to transition title to Lender. Foreclosure took place and Lender took title at the end of Feb. 2022.

Management company was engaged to continue to operate as a hotel.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	301741334	30,000,000.00	5.03500%	30,000,000.00 5.03500%		10	02/09/21	02/01/21	04/12/21
7	301741334	0.00	5.03500%	0.00	5.03500%	8	06/17/21	06/17/21	08/11/21
38	28002151	5,438,668.76	5.73600%	5,438,668.76 5.73600%		10	08/04/20	05/06/20	09/11/20
Totals		35,438,668.76		35,438,668.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	704.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,861.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,361.11	0.00	704.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,066.01

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Supplemental Notes
None

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